Expected Future Service Benefit Payments (Detail) ¥ in Millions	Dec. 31, 2015 JPY (¥)
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Year ending December 31, 2016	¥ 20,023
Year ending December 31, 2017	21,351
Year ending December 31, 2018	23,280
Year ending December 31, 2019	23,359
Year ending December 31, 2020	27,886
Year ending December 31, 2021 - 2025	170,161
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Year ending December 31, 2016	9,836
Year ending December 31, 2017	10,165
Year ending December 31, 2018	9,843
Year ending December 31, 2019	11,036
Year ending December 31, 2020	11,686
Year ending December 31, 2021 - 2025	¥ 67,899